Consolidation Statements of Changes in Equity - USD ($)	Ordinary shares	Additional paid-in Capital	Statutory reserves	Retained earnings (Accumulated deficits)	Accumulated other comprehensive (loss) income	Total equity attributable to ordinary shareholders	Non-controlling interests	Total
Balance at Dec. 31, 2019	$ 1,680	$ 4,342,181	$ 1,636,414	$ 14,413,096	$ (599,786)	$ 19,793,585	$ 203,013	$ 19,996,598
Balance (in Shares) at Dec. 31, 2019	16,800,000
Capital contributions from shareholders		119,996				119,996		119,996
Net income (loss)				12,087,527		12,087,527	(130,240)	11,957,287
Statutory reserves			837,383	(837,383)
Foreign currency translation adjustment					2,037,926	2,037,926	38,377	2,076,303
Balance at Dec. 31, 2020	$ 1,680	4,462,177	2,473,797	25,663,240	1,438,140	34,039,034	111,150	34,150,184
Balance (in Shares) at Dec. 31, 2020	16,800,000
Issued shares of ordinary shares, net of offering cost	$ 773	27,504,639				27,505,412		27,505,412
Issued shares of ordinary shares, net of offering cost (in Shares)	7,728,000
Capital contributions from non-controlling interests							3,332,622	3,332,622
Disposal of subsidiary			17	(17)			(2,642)	(2,642)
Net income (loss)				(8,403,260)		(8,403,260)	(311,072)	(8,714,332)
Statutory reserves			(13)	13
Foreign currency translation adjustment					710,766	710,766	(7,808)	702,958
Balance at Dec. 31, 2021	$ 2,453	31,966,816	2,473,801	17,259,976	2,148,906	53,851,952	3,122,250	56,974,202
Balance (in Shares) at Dec. 31, 2021	24,528,000
Capital contributions from non-controlling interests							41,905,792	41,905,792
Share-based compensation		2,729,969				2,729,969		2,729,969
Share-based compensation (in Shares)
Settlement for vested shares	$ 83	(83)
Settlement for vested shares (in Shares)	833,550
Net income (loss)				(22,404,366)		(22,404,366)	(720,036)	(23,124,402)
Statutory reserves			4,139	(4,139)
Foreign currency translation adjustment					(3,055,350)	(3,055,350)	(2,068,614)	(5,123,964)
Balance at Dec. 31, 2022	$ 2,536	$ 34,696,702	$ 2,477,940	$ (5,148,529)	$ (906,444)	$ 31,122,205	$ 42,239,392	$ 73,361,597
Balance (in Shares) at Dec. 31, 2022	25,361,550